Document and Entity Information	Jun. 08, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 8, 2023, American Software, Inc. (the “Company”) issued a press release announcing its preliminary financial results for the fourth quarter and fiscal year 2023 ended April 30, 2023, which was furnished as an exhibit to a Current Report on Form 8-K (the “Original 8-K”). This Current Report on Form 8-K/A amends the Original 8-K to reflect certain immaterial reclassifications in the balance sheet and cash flows to align with the Company’s Form 10-K, which will be filed with the Securities and Exchange Commission on the date hereof. A copy of the press release, as corrected, is furnished herewith as Exhibit 99.1.
Document Period End Date	Jun. 08, 2023
Entity File Number	000-12456
Entity Registrant Name	AMERICAN SOFTWARE, INC.
Entity Central Index Key	0000713425
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-1098795
Entity Address, Address Line One	470 East Paces Ferry Road, NE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	261-4381
Title of 12(b) Security	Common Stock
Trading Symbol	AMSWA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false